Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) NUMBER $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) NUMBER $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021
Income tax examination likelihood of unfavorable settlement			greater than 50%		greater than 50%
Number of operating segments			3
New Warrants Expenses | $	$ 17,424,230	$ 0	$ 104,776,230	$ 0
Stock Incentive Plan 2022 [Member]
Number Of Tranches Granted Under Share Based Payment Award | NUMBER			6
Number of tranches granted under share-based payment award for performance conditions | NUMBER			4
Number of tranches granted under share-based payment award for service conditions | NUMBER			1
Number of tranches granted under share-based payment award for market and service conditions | NUMBER	1		1
eVTOL [Member]
Period of incubation stage			4 years
Software licenses
Finite lived intangible asset useful life			5 years
Common Stock [Member]
Stock issued during period for warrants exercised, shares | shares	800,000
Common Stock [Member] | Strategic Warrants One [Member]
Warrants exercisable to purchase common stock | shares	24,095,072		24,095,072
Common Stock, Exercise price | $ / shares | $ / shares	$ 0.01		$ 0.01
Common Stock [Member] | Strategic Warrants One [Member] | Parent Company [Member]
Common Stock, Exercise price | $ / shares | $ / shares	$ 8,000		$ 8,000
Common Stock [Member] | Strategic Warrants Two [Member]
Warrants exercisable to purchase common stock | shares	12,000,000		12,000,000
Common Stock, Exercise price | $ / shares | $ / shares	$ 15		$ 15
Common Stock [Member] | Strategic Warrants Three [Member]
Warrants exercisable to purchase common stock | shares	5,000,000		5,000,000
Common Stock, Exercise price | $ / shares | $ / shares	$ 11.5		$ 11.5